Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital
Schedule of the movements in the number of shares, the share capital, the Preference Shares, the contributed surplus and the treasury shares

	Number of Shares			Amounts
	Number of common shares	Number of treasury shares	Number of preference shares	Share capital	Preference shares	Contributed surplus	Treasury shares
Outstanding as of January 1, 2016	80,496,499	496,627	4,600,000	810	46	1,020,292	(12,491)
Dividends declared deducted from contributed surplus due to accumulated deficit	—	—	—	—	—	(53,318)	—
Treasury shares distributed for awards vested or exercised in the year	64,854	(64,854)	—	—	—	—	1,630

Outstanding as of December 31, 2016	80,561,353	431,773	4,600,000	810	46	966,974	(10,861)

Dividends declared deducted from contributed surplus due to accumulated deficit	—	—	—	—	—	(55,208)	—
Treasury shares distributed for awards vested or exercised in the year	156,532	(156,532)	—	—	—	—	3,901

Outstanding as of December 31, 2017	80,717,885	275,241	4,600,000	810	46	911,766	(6,960)

Purchase of treasury shares	(2,818)	2,818	—	—	—	—	(62)
Treasury shares distributed for awards vested or exercised in the year	146,179	(146,179)	—	—	—	—	3,756
Equity raising fees	—	—	—	—	—	(395)	—
Dividends declared deducted from contributed surplus due to accumulated deficit	—	—	—	—	—	(60,795)	—

Outstanding as of December 31, 2018	80,861,246	131,880	4,600,000	810	46	850,576	(3,266)